General - Additional Information (Detail) - USD ($)	Jan. 31, 2021	Sep. 24, 2020	Jan. 16, 2020
Proceeds from Issuance of Warrants		$ 22,950,000
Deposited into the Trust Account		22,500,000
Proceeds held in the Trust Account		$ 172,500,000
PIPE Investors [Member]
Stock Issued During Period, Shares, Stock Splits	14,250,000
Proceeds from Issuance of Common Stock	$ 142,500,000
Secondary Investors [Member]
Stock Issued During Period, Shares, Stock Splits	3,000,000
Proceeds from Issuance of Common Stock	$ 30,000,000
Software Acquisition Group Inc. II [Member]
Outstanding voting securities		70.00%
IPO [Member] | Software Acquisition Group Inc. II [Member]
Stock shares issued during the period shares			15,000,000
Sale of stock issue price per share			$ 10.00
Proceeds from initial public offering			$ 150,000,000
Over-Allotment Option [Member]
Class of warrants or rights warrants issued during the period units		2,250,000
Class of warrants or rights warrants issued issue price per warrant		$ 10.00
Private Placement [Member]
Class of warrants or rights warrants issued during the period units		450,000
Class of warrants or rights warrants issued issue price per warrant		$ 1.00